Segment Information - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Assets	$ 123,382	$ 125,356	$ 117,470
Deferred tax assets	5,216	4,862
Plant, other property and equipment	10,792	11,116
Pension assets	4,666	4,643
Business Segments
Assets
Assets	102,622	103,153	98,530
Internal transactions
Assets
Assets	(7,143)	(6,272)	(5,670)
Unallocated amounts
Assets
Cash and marketable securities	10,393	10,162	6,999
Notes and accounts receivable	1,597	2,554	2,660
Deferred tax assets	5,089	4,746	5,078
Plant, other property and equipment	2,463	2,659	2,656
Pension assets	4,666	4,643	3,034
Other	$ 3,695	$ 3,712	$ 4,183